NET TRADING LOSS	12 Months Ended
Dec. 31, 2011
Net Trading Profit Loss [Abstract]
NET TRADING (LOSS)

NOTE 27: NET TRADING LOSS

In addition to the losses on derivative instruments (see Note 10), the losses on deposits and the gains on long-term debt at fair value (see Note 19 and Note 24, respectively), net trading loss in 2009, 2010 and 2011 also includes gains from the re-purchase by the Group from the open market of debt securities issued by the Group of EUR 224,683 thousand, EUR 10,855 thousand and EUR 7,651 thousand respectively.